Paradigm Micro-Cap Fund
	Schedule of Investments
	September 30, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Parts & Auxiliary Equipment, NEC
40,000	Ducommun Incorporated *	$ 2,633,200	1.54%

Communications Services, NEC
60,000	Calix, Inc. *	2,327,400	1.36%

Computer Communications Equipment
200,000	A10 Networks, Inc.	2,888,000
200,000	Extreme Networks, Inc. *	3,006,000
		5,894,000	3.46%

Footwear, (No Rubber)
140,000	Caleres, Inc.	4,627,000	2.71%

Household Audio & Video Equipment
149,200	Arlo Technologies, Inc. *	1,806,812	1.06%

Industrial Organic Chemicals
5,950	Sensient Technologies Corporation	477,309	0.28%

Instruments For Measuring & Testing Of Electricity & Electric Signals
72,650	Cohu, Inc. *	1,867,105	1.09%

Laboratory Analytical Instruments
301,600	Standard BioTools Inc. *	582,088	0.34%

Measuring & Controlling Devices, NEC
40,000	Onto Innovation Inc. *	8,302,400	4.86%

Metalworking Machinery & Equipment
342,000	NN, Inc. *	1,333,800	0.78%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
110,000	Summit Materials, Inc. - Class A *	4,293,300	2.51%

Miscellaneous Manufacturing Industries
5,200	Hillenbrand, Inc.	144,560	0.08%

Motor Vehicle Parts & Accessories
120,000	Modine Manufacturing Company *	15,934,800	9.33%

Pharmaceutical Preparations
300,000	Eton Pharmaceuticals, Inc. *	1,800,000
160,000	Nature's Sunshine Products, Inc. *	2,179,200
400,000	Ocular Therapeutix, Inc. *	3,480,000
		7,459,200	4.38%

Radio & TV Broadcasting & Communications Equipment
120,000	Aviat Networks, Inc. *	2,595,600
500,000	Cambium Networks Corp. *	915,000
		3,510,600	2.06%

Retail - Apparel & Accessory Stores
200,000	Citi Trends, Inc. *	3,674,000	2.15%

Retail - Catalog & Mail-Order Houses
40,000	Insight Enterprises, Inc. *	8,615,600	5.05%

Retail - Family Clothing Stores
13,300	American Eagle Outfitters, Inc.	297,787	0.17%

Semiconductors & Related Devices
33,700	Kulicke & Soffa Industries Inc. (Singapore)	1,520,881	0.89%

Services - Computer Integrated Systems Design
1,200,000	Ribbon Communications Inc. *	3,900,000	2.28%

Services - Computer Programming Services
178,800	TruBridge, Inc. *	2,138,448	1.25%

Services - Health Services
100,000	The Pennant Group, Inc. *	3,570,000	2.09%

Services - Help Supply Services
55,000	Cross Country Healthcare, Inc. *	739,200
130,500	Kelly Services, Inc. - Class A	2,794,005
200,000	TTEC Holdings, Inc.	1,174,000
		4,707,205	2.77%

Services - Home Health Care Services
19,700	Addus HomeCare Corporation *	2,620,691	1.53%

Services - Management Services
300,000	R1 RCM Inc. *	4,251,000	2.49%

Services - Miscellaneous Health & Allied Services, NEC
400,000	Viemed Healthcare, Inc. *	2,932,000	1.72%

Services - Prepackaged Software
10,900	Progress Software Corporation	734,333	0.43%

Services - Services, NEC
400,000	Enviri Corporation *	4,136,000	2.42%

Services - Skilled Nursing Care Facilities
40,000	The Ensign Group, Inc.	5,752,800	3.37%

Special Industry Machinery (No Metalworking Machinery)
13,900	Kadant Inc.	4,698,200	2.75%

Special Industry Machinery, NEC
40,000	Axcelis Technologies, Inc. *	4,194,000
9,800	Azenta, Inc. *	474,712
150,000	Veeco Instruments Inc. *	4,969,500
		9,638,212	5.64%

Surgical & Medical Instruments & Apparatus
60,900	AtriCure, Inc. *	1,707,636
600,000	MiMedx Group, Inc. *	3,546,000
340,000	Orthofix Medical, Inc. *	5,310,800
133,400	OrthoPediatrics Corp. *	3,616,474
200,000	SI-Bone, Inc. *	2,796,000
300,000	Tactile Systems Technology, Inc. *	4,383,000
		21,359,910	12.51%

Telephone & Telegraph Apparatus
600,000	ADTRAN Holdings, Inc. *	3,558,000	2.08%

Women's, Misses', and Juniors Outerwear
153,385	J.Jill, Inc.	3,784,008	2.22%

Total for Common Stocks (Cost $84,263,450)		153,082,649	89.65%

CONTINGENT VALUE RIGHTS
300,000	Pacira BioSciences Inc. Contingent Value Rights * +	126,000	0.07%
Total for Contingent Value Rights (Cost $186,000)

MONEY MARKET FUNDS
17,755,017	Goldman Sachs FS Government Fund Institutional - 4.78% **	17,755,017	10.40%
Total for Money Market Funds (Cost $17,755,017)

Total Investment Securities		170,963,666	100.12%
	(Cost $102,204,467)

Liabilities in Excess of Other Assets		(196,885)	-0.12%

Net Assets		$170,766,781	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at September 30, 2024.
+ Level 3